Note 8 - Fair Value Sesitivity Analysis Level 3 - Liabilities (Details) - Financial Liabilities At Fair Value Through Profit Or Loss Classified As Held For Trading Member [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Results Member [Member]
Sensitivity Analysis Liabilities Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ 1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact Member [Member]
Sensitivity Analysis Liabilities Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ 0